Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Deferred Income Tax

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Deferred income tax assets	164	252
Deferred income tax liabilities	(25)	(30)

Net Deferred income tax assets	139	222

Significant Components of Deferred Tax Assets and Liabilities

The following tables show the changes in net deferred income tax assets / (liabilities) for the years ended December 31, 2017 and 2016.

(in millions of Euros)	At January 1, 2017	Recognized in		Effect of change in foreign exchange rates	Other	At December 31, 2017
		Profit or loss	OCI
Long-term assets	(90)	5	—	9	—	(76)
Inventories	6	(2)	—	—	—	4
Pensions	188	(39)	(5)	(14)	—	130
Derivative valuation	13	(17)	(15)	(1)	—	(20)
Tax losses carried forward	79	3	—	(4)	—	78
Other(A)	26	(3)	—	—	—	23

Total deferred tax assets/(liabilities)	222	(54)	(20)	(9)	—	139

(A)	Mainly non-deductible provisions.

For the year ended December 31, 2017, net deferred income tax assets declined primarily due to the US income tax rate decrease with €16 million through Profit or loss and for €8 million through Other Comprehensive Income.

(in millions of Euros)	At January 1, 2016	Recognized in		Effect of change in foreign exchange rates	Other	At December 31, 2016
		Profit or loss	OCI
Long-term assets	(27)	(59)	—	(4)	—	(90)
Inventories	4	3	—	—	(1)	6
Pensions	193	(11)	2	4	—	188
Derivative valuation	27	(21)	9	—	(2)	13
Tax losses carried forward	40	38	—	1	—	79
Other(A)	23	—	—	1	2	26

Total deferred tax assets /(liabilities)	260	(50)	11	2	(1)	222

(A)	Mainly non-deductible provisions.

Components of Non Recognized Deferred Tax Assets

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Expiring in 2018 to 2021	(22)	(13)
Expiring in 2022 and after limited	(143)	(132)
Unlimited	(18)	(19)

Tax losses	(183)	(164)

Long-term assets	(116)	(193)
Pensions	(20)	(25)
Other	(37)	(46)

Deductible temporary differences	(173)	(264)

Total	(356)	(428)